SCHEDULE OF CASH AND CASH EQUIVALENTS (Parenthetical) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash, FDIC amount	$ 250,000	$ 250,000	$ 250,000